Discontinued operations (Details Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Net income (loss) from discontinued operations		R$ (206,312)	R$ 0	R$ 0
Total Discontinued operations
Discontinued operations
Net income (loss) from discontinued operations	[1]	(206,312)
Total Discontinued operations | HB – Cabotagem (“Cabotagem”) | Hidrovias do Brasil [member]
Discontinued operations
Net income (loss) from discontinued operations		(121,153)
Total sale value (enterprise value)		715,378	715,000
Equity value		194,825	195,000
Debt balance		(520,553)	R$ 521,000
Impairment		R$ 48,056

[1]	Considers the balances since the acquisition of control in May 2025 according to Note 27.b.